Condensed consolidated statement of cash flows - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities
Result before tax	[1]	€ 3,652	€ 4,250
Adjusted for: - depreciation	[1]	267	260
- addition to loan loss provisions	[1]	200	362
- other	[1]	(54)	188
Taxation paid	[1]	(834)	(885)
Changes in: loans and advances to banks, not - available on demand	[1]	(1,665)	(971)
- trading assets	[1]	1,660	(19,642)
- non-trading derivatives	[1]	448	(2,236)
assets designated at fair value through - profit or loss	[1]	(613)	(114)
- assets mandatorily at fair value through profit - or loss	[1]	(24,374)
- loans and advances to customers	[1]	(24,078)	(9,555)
- other assets	[1]	(1,051)	(184)
- deposits from banks, not payable on demand	[1]	2,674	7,257
- customer deposits	[1]	19,842	9,864
- trading liabilities	[1]	4,478	5,507
other financial liabilities at fair value - through profit or loss	[1]	15,996	(368)
- provisions and other liabilities	[1]	322	(947)
Net cash flow from/(used in) operating activities	[1]	(3,130)	(7,214)
Cash flows from investing activities
Investments and acquisition of subsidiaries, net of cash advances: - acquired	[1]	(111)
- associates and joint ventures	[1]	(47)	(24)
- available-for-sale investments	[1]		(14,936)
- held-to-maturity investments	[1]		(2,423)
- financial assets at fair value through other comprehensive income	[1]	(3,385)
- securities at amortised cost	[1]	(9,887)
- property and equipment	[1]	(133)	(136)
- assets subject to operating leases	[1]	(27)	(22)
- other investments	[1]	(135)	(115)
Disposals and redemptions: - associates and joint ventures	[1]	54	197
- available-for-sale investments	[1]	0	22,654
- held-to-maturity investments	[1]	0	710
- financial assets at fair value through other comprehensive income	[1]	9,032
- securities at amortised cost	[1]	9,104
- property and equipment	[1]	5	31
- assets subject to operating leases	[1]	6	9
- loans sold	[1]		525
- other investments	[1]	1	1
Net cash flow from/(used in) investing activities	[1]	4,477	6,471
Net cash flow from/(used in) operating activities	[1]	(3,130)	(7,214)
Net cash flow from/(used in) investing activities	[1]	4,477	6,471
Cash flows from financing activities
Proceeds from debt securities	[1]	72,330	50,101
Repayments of debt securities	[1]	(53,923)	(50,898)
Proceeds from subordinated loans	[1]	1,746	2,224
Repayments of subordinated loans	[1]	(1,909)	(1,280)
Purchase/sale of treasury shares	[1]	7	(2)
Dividends paid	[1],[2]	(1,673)	(1,632)
Net cash flow from/(used in) financing activities	[1]	16,578	(1,487)
Net cash flow	[1]	17,925	(2,230)
Cash and cash equivalents at beginning of period	[1]	18,977	16,164
Effect of exchange rate changes on cash and cash equivalents	[1]	206	148
Cash and cash equivalents at end of period	[1]	37,108	14,082
Cash and cash equivalents comprises the following items:
Treasury bills and other eligible bills	[1]	248	309
Deposits from banks/Loans and advances to banks - on demand	[1]	(1,416)	(4,121)
Cash and balances with central banks	[1]	€ 38,276	€ 17,894

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.
[2]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements as further disclosed in note 12 'Net interest income'. Prior period amounts conform to presentation as per Annual Accounts 2017.